Annual Total Returns ((Delaware Limited-Term Diversified Income Fund))	0 Months Ended
Apr. 29, 2012
Institutional Class
Bar Chart Table:
Annual Return 2002	7.27%
Annual Return 2003	2.27%
Annual Return 2004	2.46%
Annual Return 2005	1.91%
Annual Return 2006	3.92%
Annual Return 2007	6.52%
Annual Return 2008	2.37%
Annual Return 2009	12.93%
Annual Return 2010	3.97%
Annual Return 2011	2.94%
(Retail) | Class A
Bar Chart Table:
Annual Return 2002	7.08%
Annual Return 2003	2.12%
Annual Return 2004	2.31%
Annual Return 2005	1.76%
Annual Return 2006	3.76%
Annual Return 2007	6.36%
Annual Return 2008	2.21%
Annual Return 2009	12.89%
Annual Return 2010	3.70%
Annual Return 2011	2.78%